Note 16 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense	$ 66,526	$ 88,289	$ 61,415
Interest capitalized	(3,274)	(2,459)	(808)
Swap effect	1,323	(1,885)	74
Amortization and write-off of financing costs	3,645	4,491	2,907
Bank charges and other financing costs	482	571	404
Total	$ 68,702	$ 89,007	$ 63,992